Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	TOMBSTONE EXPLORATION CORP
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001072772
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	103,660,905
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 578	$ 379,014
Total Current Assets	578	379,014
Property and Equipment, net of accumulated amortization	15,135	23,811
Total Assets	15,713	402,825
Current Liabilities
Accounts Payable	56,324	50,558
Accrued Liabilities	11,000	17,544
Due to Related Parties	98,066	105,066
Derivative Liability	26,627	48,729
Total Liabilities	192,017	221,897
Stockholders' Equity (Deficit)
Common Stock Authorized: unlimited common shares, with no par value Issued and outstanding: 103,660,905 common shares	17,646,580	17,646,580
Common Stock Subscribed	61,475	50,000
Additional Paid-In Capital	4,965,842	4,965,842
Accumulated Deficit	(8,538,759)	(8,538,759)
Accumulated Deficit During the Exploration Stage	(14,311,442)	(13,942,735)
Total Stockholders' Equity (Deficit)	(176,304)	180,928
Total Liabilities and Stockholders' Equity (Deficit)	$ 15,713	$ 402,825

Consolidated Balance Sheets Parentheticals (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, no par value	$ 0	$ 0
Common Stock, shares issued	103,660,905	103,660,905
Common Stock, shares outstanding	103,660,905	103,660,905

Consolidated Statements of Operations (USD $)	12 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating Expenses
Accretion expense;	0	0	48,000
Consulting Services	7,346	197,199	3,398,464
General and Administrative	130,867	140,625	7,360,724
Impairment of Property and Equipment	0	0	8,033
Management and Directors Fees	214,075	210,000	1,284,075
Mineral Properties	7,315	7,631	1,338,033
Professional Fees	31,206	76,618	1,231,113
Total Operating Expenses	390,809	632,073	14,668,442
Loss Before Other Income (Expenses)	(390,809)	(632,073)	(14,668,442)
Other Income (Expenses)
Gain on Forgiveness of Debt	0	0	415,089
Gain (Loss) on Fair Value of Derivatives	22,102	50,874	(26,627)
Interest Expense	0	0	(3,307)
Gain (Loss) on Sale of Assets	0	869	(11,809)
Write-off of Investment	0	0	(16,346)
Total Other Income (Expenses)	22,102	51,743	357,000
Net Loss	$ (368,707)	$ (580,330)	$ (14,311,442)
Net Loss Per Share - Basic and Diluted	$ 0	$ (0.01)
Weighted Average Shares Outstanding	103,660,905	75,892,573

Consolidated Statements of Cash Flows (USD $)	12 Months Ended		84 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating Activities
Net Loss for the period	$ (368,707)	$ (580,330)	$ (14,311,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense.	8,676	10,294	79,191
Accretion expense.	0	0	48,000
Common stock issued for services	0	207,925	3,112,893
Common stock subscribed for services	11,475	0	1,478,975
Impairment of mineral properties.	0	0	910,000
Impairment of property and equipment.	0	0	8,033
Loss (gain) on sale of property and equipment.	0	(869)	8,675
Loss (gain) on forgiveness of debt.	0	0	(390,029)
Loss (gain) on fair value of derivatives.	(22,102)	(50,874)	26,627
Stock-based compensation.	0	0	4,952,286
Changes in operating assets and liabilities:
Amount receivable.	0	4,531	0
Prepaid expenses.	0	0	76,222
Accounts payables and accrued liabilities.	(778)	3,171	(97,539)
Due to related party.	45,000	0	45,000
Net Cash Used In Operating Activities	(326,436)	(406,152)	(4,053,108)
Investing Activities
Acquisition of mineral properties	0	0	(110,000)
Proceeds from sale of assets	0	4,000	24,000
Purchase of property and equipment	0	(18,113)	(135,034)
Net Cash Used in Investing Activities	0	(14,113)	(221,034)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	0	810,000	3,390,500
Proceeds from loans payable	0	0	59,810
Proceeds from (repayments to) related parties, net	(52,000)	(11,500)	824,294
Net Cash Provided By Financing Activities	(52,000)	798,500	4,274,604
Increase (Decrease) in Cash	(378,436)	378,235	462
Cash - Beginning of Period	379,014	779	116
Cash - End of Period	578	379,014	578
Supplemental Disclosures
Interest paid	0	0	0
Income tax paid	0	0	0
Non-Cash Investing and Financing Activities
Cancellation of common shares	0	(439,475)	(860,231)
Common shares issued to acquire mineral properties	0	0	800,000
Common shares issued to settle debt	0	0	1,321,794
Common shares issued for finders' fees	0	49,000	112,000
Common shares issued for prepaid services	0	0	476,222
Subscribed common stock issued for services	11,475	56,000	67,475
Subscribed common stock issued (cash received in prior period)	$ 0	$ 250,000	$ 250,000

Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock Shares	Common Stock Amount USD ($)	Additional Paid - in Capital USD ($)	Common Stock Subscribed USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit During the Exploration Stage USD ($)	Parent USD ($)
Balance at Jan. 01, 2006	1,568,324	7,468,288	56,800	0	(8,538,759)	0	(1,013,671)
Cancellation of common shares;	(207,562)	(20,756)	20,756	0	0	0	0
Issuance of common shares for cash	1,000,000	100,000	0	0	0	0	100,000
Issuance of common shares for acquisition of mineral properties	8,000,000	800,000	0	0	0	0	800,000
Issuance of common shares for services	8,017,103	809,018	0	0	0	0	809,018
Issuance of share purchase warrants		0	4,952,286	0	0	0	4,952,286
Net loss for the year 2006		$ 0	$ 0	$ 0	$ 0	$ (4,292,648)	$ (4,292,648)
Balance at Dec. 31, 2006	18,377,865	9,156,550	5,029,842	0	(8,538,759)	(4,292,648)	1,354,985
Cancellation of common shares,	(4,000,000)	(400,000)	0	0	0	0	(400,000)
Issuance of common shares for services,	15,743,000	1,574,300	0	0	0	0	1,574,300
Issuance of common shares for cash at $0.10 per common share	3,850,000	385,000	0	0	0	0	385,000
Issuance of common shares for cash at $0.20 per common share	2,500,000	500,000	0	0	0	0	500,000
Issuance of common shares for finders' fee	175,000	35,000	(35,000)	0	0	0	0
Net loss for the year 2007		0	0	0	0	(3,352,421)	(3,352,421)
Balance at Dec. 31, 2007	36,645,865	11,250,850	4,994,842	0	(8,538,759)	(7,645,069)	61,864
Issuance of common shares for cash at $0.20 per common share	4,000,000	800,000	0	0	0	0	800,000
Issuance of common shares for services;	1,025,000	149,000	0	0	0	0	149,000
Issuance of common shares for finders' fees'	140,000	28,000	(28,000)	0	0	0	0
Common stock subscribed;.		0	0	1,403,500	0	0	1,403,500
Net loss for the year 2008		0	0	0	0	(2,696,001)	(2,696,001)
Balance at Dec. 31, 2008	41,810,865	12,227,850	4,966,842	1,403,500	(8,538,759)	(10,341,070)	(281,637)
Issuance of common shares for services.	13,400,000	2,525,500	0	(1,403,500)	0	0	1,122,000
Issuance of common shares for cash,	4,076,668	270,500	0	0	0	0	270,500
Common stock subscribed'		0	0	64,000	0	0	64,000
Accretion expense;		0	48,000	0	0	0	48,000
Net loss for the year 2009		0	0	0	0	(1,574,304)	(1,574,304)
Balance at Dec. 31, 2009	59,287,533	15,023,850	5,014,842	64,000	(8,538,759)	(11,915,374)	(351,441)
Issuance of common shares for services.,	4,240,000	335,250	0	(64,000)	0	0	271,250
Issuance of common shares for cash.	7,000,000	275,000	0	0	0	0	275,000
Issuance of common shares to settle debt	7,093,372	689,555	0	0	0	0	689,555
Common stock subscribed;		0	0	306,000	0	0	306,000
Net loss for the year 2010		0	0	0	0	(1,447,031)	(1,447,031)
Balance at Dec. 31, 2010	77,620,905	16,323,655	5,014,842	306,000	(8,538,759)	(13,362,405)	(256,667)
Issuance of common shares for services'	3,140,000	263,925	0	(56,000)	0	0	207,925
Issuance of common shares for cash;	22,200,000	1,010,000	0	(250,000)	0	0	760,000
Issuance of common shares for finders' fee,	700,000	49,000	(49,000)	0	0	0	0
Common stock subscribed,		0	0	50,000	0	0	50,000
Net loss for the year 2011		0	0	0	0	(580,330)	(580,330)
Balance at Dec. 31, 2011	103,660,905	17,646,580	4,965,842	50,000	(8,538,759)	(13,942,735)	180,928
Common stock subscribed,.		0	0	11,475	0	0	11,475
Net loss for the year 2012		$ 0	$ 0	$ 0	$ 0	$ (368,707)	$ (368,707)
Balance at Dec. 31, 2012	103,660,905	17,646,580	4,965,842	61,475	(8,538,759)	(14,311,442)	(176,304)

Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2012
Nature of Operations and Continuance of Business
Nature of Operations and Continuance of Business

1.     Nature of Operations and Continuance of Business

Tombstone Exploration Corporation (the “Company”) was incorporated under the Canada Business Corporations Act on October 30, 1997 as 3430502 Canada Ltd.  On December 4, 1997, the Company changed its name to Four Crown Foods Inc., with its principal operations focused on the food and beverage retail business.  In April 2000, upon acquisition of the license rights to a domain registration, the Company discontinued its operations in the food and beverage retail industry and formally changed its name to Universal Domains Incorporated on June 5, 2000.  In 2001, the Company withdrew from the domain registration business and acquired 100% of the issued and outstanding common shares of VCL Communications Corp. (“VCL”), a teleconferencing services company that targeted clients throughout North America.  In November 2003, given the Company’s liabilities and the lack of profitability, the Company ceased all operations.

On September 20, 2004, the Company focused its operations on the exploration, development, production, and acquisition of crude oil and natural gas properties, changing its name to Pure Capital Incorporated.  On November 1, 2006, the Company commenced negotiations to acquire several mining and mineral right claims which was closed on December 4, 2006 where the Company acquired 100% of the mineral claims located in Tombstone, Arizona in exchange for $100,000 and the issuance of 8,000,000 common shares of the Company.  Effectively, on February 6, 2007, the Company changed its name to Tombstone Exploration Corporation to better reflect the Company’s current business objective and strategies.  The Company is an Exploration Stage Company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated no revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  As at December 31, 2012, the Company did not record any revenues, had a working capital deficit of $191,439 and an accumulated deficit of $22,850,201. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s plan of action over the next twelve months is to raise capital financing to conduct exploration and drilling on its mineral property claims held in Tombstone, Arizona as well as exploring for new mineral property claims in the United States.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

a)    Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The consolidated financial statements include the accounts of the Company and its subsidiary, Tombstone Mining and Exploration Corporation.  All inter-company accounts and transactions have been eliminated.  The Company’s fiscal year-end is December 31.

b)    Use of Estimates

The preparation of these consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long lived assets, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c)     Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As at December 31, 2012 and 2011, the Company had no cash equivalents.

d)    Property and Equipment

Property and equipment are recorded at the lower of cost or net book value, and are amortized based on the following rates:

Equipment	5 years straight-line

e)       Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, management tests long-lived assets to be held and used for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

f)     Mineral Properties

The Company has been in the exploration stage since January 1, 2006 and has not yet realized any revenues from its planned operations. Mineral property acquisition and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

g)     Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Share-Based Payments, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

h)    Revenue Recognition

The Company recognizes revenue from online advertising sales in accordance with Securities and Exchange Commission ASC 605, Revenue Recognition. The Company accounts for revenue as a principal using the guidance in ASC 605. Revenue consists of the sale of online advertising and is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the product is shipped, and collectibility is reasonably assured.

i)      Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, Accounting for Income Taxes, as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

j)     Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2012 and 2011, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

k)    Exploration Stage Company

The Company is currently considered an exploration stage company as defined by ASC 915-10-05. As a exploration stage enterprise, the Company discloses the deficit accumulated during the exploration stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date. An entity remains in the development stage until such time as, among other factors, revenues have been realized. To date, the development stage of the Company’s operations consists of developing the business model and marketing concepts.

l)         Derivative Liability

From time to time, the Company may issue equity instruments that may contain an embedded derivative instrument which may result in a derivative liability. A derivative liability exists on the date the equity instrument is issued when there is a contingent exercise provision. The derivative liability is records at is fair value calculated by using an option pricing model such as a multi-nominal lattice model. The fair value of the derivative liability is then calculated on each balance sheet date with the corresponding gains and losses recorded in the consolidated statement of operations.

m)     Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earning per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. At December 31, 2012, the Company had 18,500,000 (2011 – 18,500,000) potentially dilutive shares from outstanding share purchase warrants.

n)    Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, amounts due to related parties, and notes payable to a related party. Pursuant to ASC 820 and 825, the fair value of our cash and cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

The Company’s operations are in Canada, which results in exposure to market risks from changes in foreign currency rates. The financial risk is the risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk.

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 and 2011 on a recurring basis:

December 31, 2011

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(48,729)	50,874
Total	$-	$-	$(48,729)	$50,874

December 31, 2012

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(26,627)	22,102
Total	$-	$-	$(26,627)	$22,102

o)    Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated in accordance with ASC 830 Foreign Currency Translation Matters, using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars. The Company has not, to the date of these financials statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

p)       Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income” in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 “Balance Sheet: Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact, if any, that the adoption of this pronouncement may have on its results of operations or financial position.

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant, and Equipment
Property and Equipment	3. Property and Equipment
			Net Book Value
	Cost $	Accumulated Amortization $	December 31, 2012 $	December 31, 2011 $

Equipment	47,861	32,726	15,135	23,811

Common Shares	12 Months Ended
Dec. 31, 2012
Equity
Common Shares

4.     Common Shares

Year Ended December 31, 2012

a)      As at December 31, 2012, the Company authorized the issuance of 675,000 common shares with a fair value of $11,475 for director services. Fair value of the common shares was determined by using the end of day trading price on the date of authorization. These common shares were subsequently issued on January 7, 2013.  Refer to Note 9.

Year Ended December 31, 2011

b)      On January 3, 2011, the Company issued 3,000,000 commons shares with a fair value of $330,000 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

c)       On May 15, 2011, the Company issued 1,000,000 common shares with a fair value of $90,000 for director services. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

d)      On July 14, 2011, the Company issued 10,000,000 common shares at $0.05 per share for proceeds of $500,000.

e)       On July 14, 2011, the Company issued 2,000,000 common shares at $0.05 per share for proceeds of $100,000.

f)       On August 13, 2011, the Company issued 700,000 common shares with a fair value of $49,000 for finders’ fees. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

g)       On August 24, 2011, 2,490,000 common shares issued on January 3, 2011 for consulting services were returned to the Company with a fair value of $274,475. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

h)      On August 24, 2011, the Company issued 1,105,000 common shares with a fair value of $60,775 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

i)        On August 26, 2011, the Company issued 25,000 commons shares with a fair value of $1,625 for consulting services. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

j)        On August 29, 2011, the Company issued 10,000,000 common shares at $0.04 per share for proceeds of $400,000 of which $250,000 was recorded in the year ended December 31, 2010 as common stock subscribed.

k)      On August 29, 2011, the Company issued 500,000 common shares with a fair value of $56,000 for consulting service recorded in the year ended December 31, 2010 and included as common stock subscribed. Fair value of the common shares was determined by using the end of day trading price on the date of issuance.

l)        On August 29, 2011, the Company issued 200,000 common shares at $0.05 per share for proceeds of $10,000.

Share Purchase Warrants	12 Months Ended
Dec. 31, 2012
Share Purchase Warrants
Share Purchase Warrants

5.     Share Purchase Warrants

        The following table summarizes the continuity schedule for share purchase warrants:

	Number of Warrants	Exercise Price
Balance – December 31, 2010	4,570,000	$0.24
Issued	16,000,000	$0.10
Expired	(2,070,000)	$0.40
Balance – December 31, 2011 and 2012	18,500,000	$0.10

As at December 31, 2012, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
2,500,000	$0.10	April 28, 2013
16,000,000	$0.10	July 14, 2014

18,500,000

a)       In April 2010, the Company issued 2,500,000 share purchase warrants as part of a private placement of common shares. Each warrant is exercisable at $0.10 per share until April 28, 2013. The fair value of the warrants is $71,999 using the Black-Scholes option pricing model assuming a market price of $0.125 per share on the grant date, volatility of 146.80% useful life of 3 years, and no expected dividends.

b)       In August 2011, the Company issued 10,000,000 share purchase warrants as part of a private placement of common shares. Each warrant is exercisable at $0.10 per share until August 29, 2014. The fair value of the warrants is $229,254 using the Black-Scholes option pricing model assuming a market price of $0.065 per share on the grant date, volatility of 169.66% useful life of 3 years, and no expected dividends.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

a)       As at December 31, 2012, the Company owed $15,000 (2011 - $nil) to a Director of the Company for consulting fees incurred.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)       As at December 31, 2012, the Company owed $83,066 (2011 - $105,066) to the President of the Company for management fees incurred and financing of day-to-day operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

c)       During the year ended December 31, 2012, the Company authorized the issuance of 675,000 common shares (2011 – 1,000,000 common shares with a fair value of $255,000) with a fair value of $11,475 to a Director of the Company for directors’ fees.

d)       During the year ended December 31, 2012, the Company issued nil common shares (2011 – 500,000 common shares with a fair value of $56,000) to a Director of the Company for consulting services.

Derivative Liability	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
Derivative Liability

7.     Derivative Liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivatives was calculated using a multi-nominal lattice model performed by an independent qualified business valuator. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations.

During the year ended December 31, 2008, the Company issued warrants with an exercise price of $0.40 per share until October 3, 2010, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.40 per share. As at December 31, 2010, the Company recorded a derivative liability of $99,603. During the year ended December 31, 2011, these warrants expired and a gain on fair value of derivatives of $99,603 was recorded.

During the year ended December 31, 2011, the Company issued warrants with an exercise price of $0.10 per share until July 14, 2014, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.10 per share. As at December 31, 2012, the Company recorded a derivative liability of $26,627. During the year ended December 31, 2012, the Company recorded a gain on fair value of derivatives of $22,102.

The following inputs and assumptions were used to value the secured convertible notes and warrants outstanding during the year ended December 31, 2012:

  The warrant exercise prices were $0.10 for December 31, 2012.
  The stock price would fluctuate with an annual volatility.  The projected volatility curve was based on historical volatilities of the Company for the valuation period.
  The Holder would exercise the warrant as they become exercisable (effective registration is projected 180 days from issuance) at target prices of 2 to 4 times the projected reset price ($0.0448 at issuance) or higher.
  The Holder would exercise the warrant at maturity if the stock price was above the project reset prices.
  Management projected quarterly financing during the first year at prices approximating 100% of market.  No warrants have been exercised or expired.
  An exercise price reset event occurred during the period ended December 31, 2012, reducing the exercise price to $0.0935

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2010	99,603
Derivative loss due to new issuances	201,306
Derivative due to mark to market adjustment	(252,180)
Balance at December 31, 2011	48,729
Derivative due to mark to market adjustment	(22,102)
Balance at December 31, 2012	$26,627

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

8.     Income Taxes

The Company has $8,741,300 of net operating losses to carryforward to offset taxable income in future years which expire through fiscal 2031. For the years ended December 31, 2012 and 2011, the valuation allowance established against the deferred tax assets increased by $133,257 and $214,737, respectively.

The components of the net deferred tax asset at December 31, 2012 and 2011, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	2012 $	2011 $

Income (Loss) Before Taxes	(368,707)	(580,330)
Statutory rate	34%	34%

Computed expected tax recovery	(125,360)	(197,312)
Non-deductible expenses	(7,897)	(17,425)
Change in valuation allowance	133,257	214,737

Reported income taxes	–	–

	2012 $	2011 $

Deferred tax asset
- Cumulative net operating losses	2,991,142	2,857,885
- Less valuation allowance	(2,991,142)	(2,857,885)

Net deferred tax asset	–	–

The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032

	8,741,300

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events	9. Subsequent Events On January 7, 2013, the Company issued 675,000 common shares that were authorized as at December 31, 2012 but not issued. Refer to Note 4(a).

Accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting policies (Policies)
Basis of Presentation and Principles of Consolidation

a)    Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The consolidated financial statements include the accounts of the Company and its subsidiary, Tombstone Mining and Exploration Corporation.  All inter-company accounts and transactions have been eliminated.  The Company’s fiscal year-end is December 31.

Use of Estimates

b)    Use of Estimates

The preparation of these consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the useful life and recoverability of long lived assets, stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents, Policy

c)     Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As at December 31, 2012 and 2011, the Company had no cash equivalents.

Property, Plant and Equipment, Policy	d) Property and Equipment Property and equipment are recorded at the lower of cost or net book value, and are amortized based on the following rates:
Equipment	5 years straight-line

Impairment of Long-Lived Assets

e)       Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, management tests long-lived assets to be held and used for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

Mineral Properties

f)     Mineral Properties

The Company has been in the exploration stage since January 1, 2006 and has not yet realized any revenues from its planned operations. Mineral property acquisition and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Stock-Based Compensation

g)     Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Share-Based Payments, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Revenue Recognition

h)    Revenue Recognition

The Company recognizes revenue from online advertising sales in accordance with Securities and Exchange Commission ASC 605, Revenue Recognition. The Company accounts for revenue as a principal using the guidance in ASC 605. Revenue consists of the sale of online advertising and is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the product is shipped, and collectibility is reasonably assured.

Income Tax

i)      Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, Accounting for Income Taxes, as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Comprehensive Loss

j)     Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2012 and 2011, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Exploration Stage Company

k)    Exploration Stage Company

The Company is currently considered an exploration stage company as defined by ASC 915-10-05. As a exploration stage enterprise, the Company discloses the deficit accumulated during the exploration stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date. An entity remains in the development stage until such time as, among other factors, revenues have been realized. To date, the development stage of the Company’s operations consists of developing the business model and marketing concepts.

Derivative Liability

l)         Derivative Liability

From time to time, the Company may issue equity instruments that may contain an embedded derivative instrument which may result in a derivative liability. A derivative liability exists on the date the equity instrument is issued when there is a contingent exercise provision. The derivative liability is records at is fair value calculated by using an option pricing model such as a multi-nominal lattice model. The fair value of the derivative liability is then calculated on each balance sheet date with the corresponding gains and losses recorded in the consolidated statement of operations.

Basic and Diluted Net Income (Loss) Per Share

m)         Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earning per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. At December 31, 2012, the Company had 18,500,000 (2011 – 18,500,000) potentially dilutive shares from outstanding share purchase warrants.

Financial Instruments

n)    Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, amounts due to related parties, and notes payable to a related party. Pursuant to ASC 820 and 825, the fair value of our cash and cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

The Company’s operations are in Canada, which results in exposure to market risks from changes in foreign currency rates. The financial risk is the risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk.

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 and 2011 on a recurring basis:

December 31, 2011

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(48,729)	50,874
Total	$-	$-	$(48,729)	$50,874

December 31, 2012

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(26,627)	22,102
Total	$-	$-	$(26,627)	$22,102

Foreign Currency Translation

o)    Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated in accordance with ASC 830 Foreign Currency Translation Matters, using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars. The Company has not, to the date of these financials statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Recent Accounting Pronouncements

p)       Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income” in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 “Balance Sheet: Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact, if any, that the adoption of this pronouncement may have on its results of operations or financial position.

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 and 2011 on a recurring basis:

December 31, 2011

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(48,729)	50,874
Total	$-	$-	$(48,729)	$50,874

December 31, 2012

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(26,627)	22,102
Total	$-	$-	$(26,627)	$22,102

Equipment and Property (Tables)	12 Months Ended
Dec. 31, 2012
Equipment and Property
Equipment and Property
			Net Book Value
	Cost $	Accumulated Amortization $	December 31, 2012 $	December 31, 2011 $

Equipment	47,861	32,726	15,135	23,811

Warrants Activity (Tables)	12 Months Ended
Dec. 31, 2012
Warrants Activity
Warrant Purchaes summary
	Number of Warrants	Exercise Price
Balance – December 31, 2010	4,570,000	$0.24
Issued	16,000,000	$0.10
Expired	(2,070,000)	$0.40
Balance – December 31, 2011 and 2012	18,500,000	$0.10

Warrants Outstanding	As at December 31, 2012, the following share purchase warrants were outstanding:
Number of Warrants	Exercise Price	Expiry Date
2,500,000	$0.10	April 28, 2013
16,000,000	$0.10	July 14, 2014

18,500,000

Derivative liability Activity (Tables)	12 Months Ended
Dec. 31, 2012
Derivative liability Activity
Derivative liability Activity

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2010	99,603
Derivative loss due to new issuances	201,306
Derivative due to mark to market adjustment	(252,180)
Balance at December 31, 2011	48,729
Derivative due to mark to market adjustment	(22,102)
Balance at December 31, 2012	$26,627

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax {1}
Effective Income Tax Rate Reconciliation

The components of the net deferred tax asset at December 31, 2012 and 2011, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	2012 $	2011 $

Income (Loss) Before Taxes	(368,707)	(580,330)
Statutory rate	34%	34%

Computed expected tax recovery	(125,360)	(197,312)
Non-deductible expenses	(7,897)	(17,425)
Change in valuation allowance	133,257	214,737

Reported income taxes	–	–

Deferred Tax Assets and Liabilities
	2012 $	2011 $

Deferred tax asset
- Cumulative net operating losses	2,991,142	2,857,885
- Less valuation allowance	(2,991,142)	(2,857,885)

Net deferred tax asset	–	–

Expiration date of the operating losses

The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032

	8,741,300

Equipment (details) (Equipment, USD $)	Equipment USD ($)
Net Book Value at Dec. 31, 2011	$ 23,811
Cost of equipment	47,861
Accumulated Amortization of equipment	32,726
Net Book Value. at Dec. 31, 2012	$ 15,135

Fair value of derivatives (Details) (USD $)	Level 1	Level 2	Level 3	Total Gains and (Losses)
Balance of derivatives at Dec. 31, 2011	$ 0
Total	0	0	(48,729)	50,874
Derivative.	0	0	(26,627)	22,102
Total.	0	0	(26,627)	22,102
Derivative at Dec. 31, 2012	0	0	(48,729)	50,874
Balance of derivatives. at Dec. 31, 2012	$ 0

Common shares issues (Details)	No of shares	Proceeds of shares	Fair value	Per share value
Common shares issues at Dec. 31, 2011	0
Commons shares issued for consulting services On January 3, 2011	3,000,000		330,000
Commons shares issued for director services On May 15, 2011	1,000,000		90,000
Commons shares issued On July 14, 2011	10,000,000	500,000		0.05
Commons shares issued On July 14, 2011for	2,000,000	100,000		0.05
Commons shares issued for finders' fees On August 13, 2011	700,000		49,000
Commons shares returned to the Company On August 24, 2011	2,490,000		274,475
Commons shares issued for consulting services On August 24, 2011	1,105,000		60,775
Commons shares issued for consulting services On August 26, 2011	25,000		1,625
Commons shares issued On August 29, 2011	10,000,000	400,000		0.04
Commons shares issued for consulting services On August 29, 2011	500,000		56,000
Commons shares issued On August 29, 2011 for	200,000	10,000		0.05
Common shares issues;	0
Common shares issues at Dec. 31, 2012

Black-Scholes option-pricing model (Details) (USD $)	Aug. 31, 2011	Apr. 30, 2010
Share purchase warrants issued as part of a private placement of common shares	10,000,000	2,500,000
warrant exercisable price per share	$ 0.1	$ 0.1
Fair value of the warrants	$ 229,254	$ 71,999
Market price of per share on the grant date	$ 0.065	$ 0.125
volatility rate	169.66%	146.80%
Useful life in years	3	3

Schedule for share purchase warrants (Details)	Number of Warrants	Exercise Price
Balance of warrants at Dec. 31, 2011	4,570,000	0.24
Issued	16,000,000	0.1
Expired	(2,070,000)	0.4
Balance of warrants. at Dec. 31, 2012	18,500,000	0.1

Share purchase warrants outstanding (Details)	Number of Warrants.	Exercise Price.
Balance of warrants outstanding at Dec. 31, 2011	0	0
Expiry Date 4/28/2013	2,500,000	0.1
Expiry Date 7/14/2014	16,000,000	0.1
Balance of warrants outstanding;	0	0
Balance of warrants outstanding at Dec. 31, 2012

Related Party dues (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due to Director of the Company for consulting fees incurred	$ 15,000	$ 0
Due to the President of the Company for management fees incurred	$ 83,066	$ 105,066

Shares issued to related parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of common shares to a Director of the Company for directors' fees.	675,000	1,000,000
Fair value of shares issued for directors' fees	$ 11,475	$ 255,000
Issuance of common shares to a Director of the Company for consulting services.	0	500,000
Fair value of shares issued for consulting services.	$ 0	$ 56,000

Derivative activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain on fair value of derivatives recorded	$ 22,102	$ 99,603
Exercise price of warrants issued	$ 0.1	$ 0.4
Derivative liability recorded	$ 26,627	$ 99,603

Summary of the activity of the derivative liability (Details) (Derivative., USD $)	Derivative. USD ($)
Balance of derivative liability at Dec. 31, 2010	$ 99,603
Derivative loss due to new issuances	201,306
Derivative due to mark to market adjustment	(252,180)
Balance of derivative liability; at Dec. 31, 2011	48,729
Balance of derivative liability at Dec. 31, 2011
Derivative due to mark to market adjustment;	(22,102)
Balance of derivative liability,, at Dec. 31, 2012	$ 26,627

Deferred income tax assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cumulative net operating losses	$ 2,991,142	$ 2,857,885
Less valuation allowance	(2,991,142)	(2,857,885)
Net deferred tax assets	0	0
Net operating losses to carryforward to offset taxable income in future years	$ 8,741,300

Reconciliation of Federal statutory income tax rate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) Before Taxes	$ (368,707)	$ (580,330)
Statutory rate	34.00%	34.00%
Computed expected tax recovery	(125,360)	(197,312)
Non-deductible expenses	(7,897)	(17,425)
Change in valuation allowance	133,257	214,737
Reported income taxes	$ 0	$ 0

Subsequent Transactions (Details)	Jan. 07, 2013
Issue of common shares that were authorized earlier and unissued	675,000